Acquisitions - Schedule of Recognized Assets Acquired and Liabilities Assumed (Details)	Dec. 31, 2014 USD ($)
Bren Road LLC
Business Combination, Separately Recognized Transactions [Line Items]
Land	$ 4,700,000
Building	12,444,250
In-place leases	987,000
Total Assets Acquired	18,131,250
Debt	11,500,000
Contingent liability	131,250
Net Assets Acquired	6,500,000
First Trust Center
Business Combination, Separately Recognized Transactions [Line Items]
Land	3,000,000
Building	21,258,346
Building improvements	804,361
In-place leases	9,091,055
Tenant improvements	4,192,699
Above -market leases	1,832,939
Leasing costs	1,132,707
Total Assets Acquired	41,312,107
Other liabilities	804,361
Intangible liabilities: Below Market Leases	507,746
Debt	32,000,000
Net Assets Acquired	$ 8,000,000